Financial Instruments - Summary of Group's Assets and Liabilities Carried at Fair Value (Parentheticals) (Detail)	12 Months Ended
Dec. 31, 2021
Brickbio [Member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities [Line Items]
Minority interest ownership percentage in subsidiaries	13.00%
Somaserve [Member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities [Line Items]
Minority interest ownership percentage in subsidiaries	14.00%